OTHER CURRENT LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2024
OTHER CURRENT LIABILITIES
Schedule of current other liabilities

In millions	December 31, 2024	December 31, 2023
Related to financing activities:
Accrued interest	$23.2	$33.0
Payables related to derivatives	22.3	31.2
Related to operating and other activities:
Accrued personnel costs	244.1	148.0
Accrued advertising and promotion	118.1	57.3
Contract liabilities	82.5	25.0
Refund liabilities	41.8	35.5
Sales & value-added taxes	54.3	25.7
Goods received not invoiced	45.5	25.7
Accrued royalties	6.7	8.5
Liabilities for share-based payments (1)	—	18.5
Other accrued liabilities	49.4	159.2
Total	$687.9	$567.5
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(1)Liabilities for share-based payments is only comprised of the current portion of liabilities for share-based payments. The non-current portion of liabilities for share-based payments of $0.1 million and $7.4 million as of December 31, 2024 and 2023, respectively, is recorded in Other non-current liabilities in the consolidated statement of financial position.